Capital Management - Summary of Company's Capital Structure (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Regulated Operations [Abstract]
Long-term debt payable within one year	$ 653	$ 731
Short-term notes payable	1,143	1,252
Less: cash and cash equivalents	(7)	(492)
Net Long-term debt payable within one year	1,789	1,491
Long-term debt	10,822	9,978
Preferred shares	0	486
Common shares	3,564	4,312
Retained earnings	6,086	5,137
Total capital	$ 22,261	$ 21,404